UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2591
RIVERSOURCE MONEY MARKET SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 10/31

Portfolio of Investments
RiverSource Cash Management Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (14.5%)

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
Federal Home Loan Bank Disc Nts
11-04-09	0.08%	$26,000,000		$25,999,711
11-06-09	0.08	13,500,000		13,499,798
11-12-09	0.08	28,000,000		27,999,160
11-25-09	0.07	15,400,000		15,399,251
02-01-10	0.50	74,000,000		73,904,417
04-30-10	0.71	55,000,000		54,995,909
08-27-10	0.70	35,000,000		35,000,000
11-02-10	0.55	45,000,000	(f)	45,000,000
11-03-10	0.55	35,000,000	(f)	35,000,000
Federal Home Loan Mtge Corp Disc Nts
11-09-09	0.21	24,000,000		23,998,620
02-09-10	0.32	46,000,000	(b)	46,000,000
10-10-10	0.08	30,000,000	(b)	30,000,000
Federal Natl Mtge Assn Disc Nts
11-12-09	0.06	30,000,000		29,999,400

Total U.S. Government Agencies (Cost: $456,796,266)				$456,796,266

Certificates of Deposit (6.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Lloyds TSB Bank
11-09-09	0.41%	$35,000,000		$35,000,000
01-22-10	0.25	30,000,000		30,000,000
Rabobank Nederland
11-16-09	0.29	35,000,000		35,000,000
12-09-09	0.24	38,000,000		38,000,000
Royal Bank of Scotland
12-01-09	0.91	47,200,000	(b)	47,200,000
12-02-09	0.34	17,000,000		17,000,000

Total Certificates of Deposit (Cost: $202,200,000)				$202,200,000

Floating Rate Notes (0.7%)(b)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Bank of America
02-12-10	0.55%	$22,000,000	$21,996,897

Total Floating Rate Notes (Cost: $21,996,897)			$21,996,897

Commercial Paper (63.1%)

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
Asset-Backed (24.7%)
Amsterdam Funding
11-04-09	0.22%	$22,000,000	(c)	$21,999,340
11-16-09	0.26	20,300,000	(c)	20,297,564
Bryant Park Funding LLC
11-30-09	0.19	25,000,000	(c)	24,996,042
Falcon Asset Securitization LLC
11-20-09	0.16	20,000,000		19,998,111
FCAR Owner Trust Series I
11-02-09	0.41	28,000,000		27,999,067
11-03-09	0.30	20,000,000		19,999,333
11-06-09	0.55	30,000,000		29,996,850
11-24-09	0.55	25,000,000		24,990,667
11-25-09	0.57	25,000,000		24,989,931
Jupiter Securitization LLC
11-12-09	0.13	1,700,000	(c)	1,699,921
Kitty Hawk Funding
11-06-09	0.17	34,940,000	(c)	34,938,835
11-09-09	0.16	37,000,000	(c)	36,998,335
01-25-10	0.24	30,000,000	(c)	29,982,800
Old Line Funding LLC
12-01-09	0.20	37,000,000	(c)	36,993,628
Park Avenue Receivables
11-24-09	0.18	25,000,000	(c)	24,997,000
Ranger Funding LLC
11-04-09	0.16	35,000,000	(c)	34,999,222
01-12-10	0.25	20,000,000	(c)	19,989,861
01-22-10	0.24	42,660,000	(c)	42,636,394
02-02-10	0.23	20,000,000		19,987,989
Salisbury Receivables LLC
11-03-09	0.15	22,400,000	(c)	22,399,627
12-02-09	0.23	25,000,000	(c)	24,994,889
12-03-09	0.19	20,000,000	(c)	19,996,517
12-04-09	0.20	40,000,000	(c)	39,992,444
Sheffield Receivables
11-20-09	0.18	40,000,000	(c)	39,995,777
12-09-09	0.22	25,000,000	(c)	24,994,042
12-15-09	0.20	20,000,000	(c)	19,995,000
Thunder Bay Funding LLC
11-03-09	0.22	35,000,000	(c)	34,999,154
01-06-10	0.24	29,000,000	(c)	28,987,047
Windmill Funding
01-05-10	0.28	23,400,000	(c)	23,387,988

Total				778,233,375

Banking (25.9%)
ANZ National Intl
11-09-09	0.20	32,000,000	(c)	31,998,240
Bank of America
12-28-09	0.24	31,000,000		30,988,013
12-30-09	0.20	28,800,000		28,790,400
Bank of Montreal
11-18-09	0.14	39,000,000		38,997,075
11-25-09	0.16	38,000,000		37,995,778

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
Barclays US Funding
11-27-09	0.13	35,000,000		34,996,588
01-14-10	0.21	30,000,000		29,986,875
BNP Paribas Finance
11-02-09	0.07	25,700,000		25,699,843
Canadian Imperial Holdings
11-24-09	0.14	30,000,000		29,997,200
Citigroup Funding
11-06-09	0.20	46,100,000		46,098,232
11-13-09	0.21	54,100,000		54,095,701
11-19-09	0.24	30,000,000		29,996,042
HSBC USA
11-16-09	0.16	40,000,000		39,996,978
11-19-09	0.16	31,000,000		30,997,219
11-23-09	0.17	31,000,000		30,996,633
12-03-09	0.24	23,700,000		23,694,786
JPMorgan Chase Funding
11-12-09	0.15	28,800,000	(c)	28,798,464
11-13-09	0.15	20,000,000	(c)	19,998,844
11-20-09	0.15	17,700,000	(c)	17,698,427
11-23-09	0.16	29,600,000	(c)	29,596,974
Lloyds TSB Bank
11-17-09	0.36	40,000,000		39,992,822
04-01-10	0.52	25,000,000		24,945,111
Rabobank Nederland
12-01-09	0.23	42,000,000		41,991,681
Royal Bank of Scotland
11-09-09	0.18	11,750,000		11,749,413
12-29-09	0.89	30,000,000		29,956,242
Royal Bank of Scotland Group
11-20-09	0.74	24,000,000	(c)	23,989,800

Total				814,043,381

Life Insurance (5.0%)
MetLife Short Term Funding LLC
11-12-09	0.51	35,000,000		34,993,700
11-30-09	0.20	39,000,000	(c)	38,993,499
12-07-09	0.30	35,000,000	(c)	34,989,208
12-28-09	0.33	20,000,000	(c)	19,989,367
New York Life Capital
11-03-09	0.19	16,000,000	(c)	15,999,667
11-23-09	0.17	12,314,000	(c)	12,312,663

Total				157,278,104

Non Captive Diversified (3.5%)
General Electric Capital
11-05-09	0.13	30,000,000		29,999,375
11-12-09	0.15	30,000,000		29,998,400
11-23-09	0.17	25,000,000		24,997,285
12-21-09	0.19	25,000,000		24,993,271

Total				109,988,331

Pharmaceuticals (1.6%)
Eli Lilly & Co
11-09-09	0.09	50,000,000	(c)	49,998,750

Retailers (2.4%)
Wal-Mart Stores

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
11-02-09	0.07	49,815,000	(c)	49,814,724
11-10-09	0.11	26,600,000	(c)	26,599,113

Total				76,413,837

Total Commercial Paper (Cost: $1,985,955,778)				$1,985,955,778

U.S. Government-Insured Debt (14.1%)(c)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Straight-A Funding LLC
U.S. Treasury Govt Guaranty(e)
11-05-09	0.17%	$38,000,000	$37,998,944
11-10-09	0.26	20,791,000	20,789,383
11-13-09	0.25	46,500,000	46,495,466
11-16-09	0.25	26,102,000	26,098,984
11-16-09	0.26	30,000,000	29,996,400
11-17-09	0.16	38,008,000	38,004,949
11-18-09	0.20	38,000,000	37,996,010
11-19-09	0.18	35,000,000	34,996,490
11-30-09	0.17	18,422,000	18,419,390
12-02-09	0.22	27,000,000	26,994,720
12-02-09	0.23	20,319,000	20,314,846
12-14-09	0.22	32,000,000	31,991,396
01-04-10	0.19	20,000,000	19,993,139
01-13-10	0.21	54,000,000	53,976,690

Total U.S. Government-Insured Debt (Cost: $444,066,807)			$444,066,807

Bonds (3.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (2.1%)
AmeriCredit Automobile Receivables Trust
Series 2009-1 Cl A1
07-15-10	0.84%	$31,030,307	(d)	$31,030,307
Chrysler Financial Auto Securitization Trust
Series 2009-A Cl A1
07-15-10	1.01	33,500,196	(d)	33,500,195

Total				64,530,502

Construction Machinery (0.1%)
Caterpillar Financial Services
Sr Unsecured
01-15-10	4.15	3,350,000		3,371,553

Non Captive Diversified (0.3%)
General Electric Capital
Sr Unsecured
05-10-10	0.52	10,000,000	(b)	9,911,981

Wirelines (1.4%)
AT&T
Sr Unsecured
02-05-10	0.57	45,000,000	(b)	45,003,718

Total Bonds (Cost: $122,817,754)				$122,817,754

Total Investments in Securities (Cost: $3,233,833,502)(g)				$3,233,833,502

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $1,455,115,974 or 46.2% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $64,530,502 or 2.1% of net assets.

(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(f)	At Oct. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $80,000,000.

(g)	Also represents the cost of securities for federal income tax purposes at Oct. 31, 2009.
Related Party Transaction
From Aug. 1, 2009 through Oct. 31, 2009, due to realized losses of the Fund, Ameriprise Financial paid approximately $8.8 million to the Fund to provide support to the Fund’s $1.00 net asset value per share. This amount is recorded as increase from payments by affiliate on the Statement of Operations. Subsequent to Oct. 31, 2009 and through Dec. 21, 2009 (date of filing of the Fund’s N-Q), additional support payments have been made by Ameriprise Financial amounting to approximately $370,000.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$456,796,266	$—	$456,796,266
Certificates of Deposit	—	202,200,000	—	202,200,000
Floating Rate Notes	—	21,996,897	—	21,996,897
Commercial Paper	—	1,985,955,778	—	1,985,955,778
U.S. Government-Insured Debt	—	444,066,807	—	444,066,807

Total Short-Term Securities	—	3,111,015,748	—	3,111,015,748

Bonds
Asset-Backed Securities	—	64,530,502	—	64,530,502
Corporate Debt Securities	—	58,287,252	—	58,287,252

Total Bonds	—	122,817,754	—	122,817,754

Total	$—	$3,233,833,502	$—	$3,233,833,502

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Money Market Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009